Plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2023
Plant and equipment, net
Summary of plant and equipment, net

	June 30,	June 30,
	2023	2022
Cryptocurrency mining equipment	$29,703,726	$8,302,893
Less: accumulated depreciation	(5,638,718)	(276,763)
Total plant and equipment, net	24,065,008	8,026,130
Less: impairment loss	(16,691,803)	—
Plant and equipment, net	$7,373,205	$8,026,130